JPMorgan SmartRetirement Blend 2025 Fund Average Annual Total Returns - I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BLOOMBERG U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
S&P TARGET DATE 2025 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.44%	5.55%	6.14%
JPM SMARTRETIREMENT BLEND 2025 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.61%	5.03%	5.93%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	8.74%	4.66%	5.46%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.44%	3.49%	4.30%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.28%	3.22%	3.86%